Equity - Warrant exercises (Details) - $ / shares shares in Millions	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Equity
Cashless exercise of warrants, shares	0.4	1.9
Cashless exercise of warrants, warrants	0.6	2.6
Cashless exercise of warrants, exercise price	$ 0.09387	$ 0.09387